Note 11 - Equity - Schedule of Restricted Stock Units (Details) - Restricted Stock Units (RSUs) [Member]	3 Months Ended
Mar. 31, 2025 USD ($) $ / shares shares
Outstanding, shares (in shares)	0
Outstanding, aggregate intrinsic value | $
RSUs granted, shares (in shares)	10,000
Outstanding, shares (in shares)	10,000
Outstanding, aggregate intrinsic value | $	$ 39
Non-Vested RSUs, shares (in shares)
Non-Vested RSUs, weighted average grant-date fair value (in dollars per share) | $ / shares	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	10,000
RSUs granted, weighted average grant-date fair value (in dollars per share) | $ / shares	$ 3.12
Non-Vested RSUs, shares (in shares)	10,000
Non-Vested RSUs, weighted average grant-date fair value (in dollars per share) | $ / shares	$ 3.12